Expense Example {- Templeton International Bond Fund} - Templeton Income Trust-25 - Templeton International Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 476
3 years	736
5 years	1,016
10 years	1,815
Class C
Expense Example:
1 year	246
3 years	499
5 years	877
10 years	1,942
Class R
Expense Example:
1 year	130
3 years	453
5 years	799
10 years	1,777
Class R6
Expense Example:
1 year	65
3 years	250
5 years	451
10 years	1,033
Advisor Class
Expense Example:
1 year	80
3 years	297
5 years	532
10 years	$ 1,208